SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Allowance for Credit Losses - Current
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	$ 418	$ 503	$ 471
Additions / (Deductions), charged to expense and cost accounts	59	(35)	91
Write-offs	(55)	(46)	(78)
Foreign Currency and Other	45	(4)	19
Balance at End of Period	467	418	503
Allowance for Credit Losses - Noncurrent
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	25	47	56
Additions / (Deductions), charged to expense and cost accounts	6	(21)	4
Write-offs	0	0	0
Foreign Currency and Other	(2)	(2)	(13)
Balance at End of Period	28	25	47
Allowance For Inventory Losses
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	633	514	490
Additions / (Deductions), charged to expense and cost accounts	162	240	135
Write-offs	(148)	(118)	(125)
Foreign Currency and Other	(15)	(3)	15
Balance at End of Period	631	633	514
Revenue Based Provisions
Movement in Valuation and Qualifying Accounts and Reserves
Balance at Beginning of Period	435	372	383
Additions / (Deductions), charged to revenue accounts	620	627	689
Write-offs	(629)	(574)	(712)
Foreign Currency and Other	(2)	10	13
Balance at End of Period	$ 424	$ 435	$ 372